Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 21, 2023	Jun. 13, 2023 AUD ($)	Jun. 09, 2023
Significant Accounting Policies (Details) [Line Items]
Net Asset			$ 2,565,082
Net operating loss		$ (12,827,177)	(20,076,843)
Net cash outflow from operating activities		(7,367,184)	(9,858,799)
Net current asset deficiency	$ 2,776,308	2,776,308	$ 4,912,968
Requires Agreement amount	10,000,000	10,000,000
Share placement					$ 5,000,000
Last traded share price premium percentage						194.00%
E-script order volume				100,000
Gross e-script value.				1.60%
Convertible loan facility	1,500,000	$ 1,500,000
Customer Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Finite life		5 years
Software [Member]
Significant Accounting Policies (Details) [Line Items]
Finite life		5 years
Application development [Member]
Significant Accounting Policies (Details) [Line Items]
Finite life		5 years
Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Additional funding proposals	5,000,000
Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Additional funding proposals	$ 20,000,000